ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)						3 Months Ended
	Feb. 23, 2023	Mar. 15, 2022	Mar. 11, 2022	Oct. 12, 2021	Jan. 31, 2020	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Total cash consideration						$ 1,750,000
Common stock, par value						$ 0.001	$ 0.001	$ 0.001
Contribution Agreement [Member]
Stock issued during period, shares, new issues	2,500,000
Percentage of outstanding common stock	100.00%
Common stock, par value	$ 0.001
Contribution Agreement [Member] | Nordicus Partners A/S [Member]
Subsidiary, ownership percentage	100.00%
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member]
Stock issued during period, shares, new issues				5,114,475
Percentage of outstanding common stock				90.00%
Total cash consideration				$ 400,000
Reverse stock split			1-for 50 reverse stock split
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member] | First Closing [Member]
Stock issued during period, shares, new issues			422,725
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member] | Second Closing [Member]
Stock issued during period, shares, new issues		4,691,750
Asset Purchase Agreement [Member]
Purchase price of asset					$ 7,250,000